Statements of Stockholders and Members Equity (Deficit) (unaudited) - USD ($)	Total	Class A Common	Class B Common shares	Series 1 Preferred	Series 1a Preferred	Series 1a Warrants	Series 1b Preferred	Series 1c Preferred	Accumulated Deficit	Series 1d Preferred	Preferred Stock	Preferred Stock Warrants	Additional Paid-In Capital	Common Stock
Balance, shares at Dec. 31, 2018		508,777	1,600,766	6,906,244	5,000,000	1,437,978	6,500,000
Balance, amount at Dec. 31, 2018	$ (1,730,395)	$ 10,430	$ 2,342,853	$ 6,833,877	$ 4,361,331	$ 723,431	$ 4,119,595	$ 0	$ (20,121,912)
Series 1c Preferred Units issued, net of issuance costs, shares								44,767,474
Series 1c Preferred Units issued, net of issuance costs, amount	6,241,592							$ 6,241,592
Class B Common Units issued, net of forfeitures, shares			161,142
Class B Common Units issued, net of forfeitures, amount	0
Net loss	(4,721,356)								(4,721,356)
Balance, shares at Dec. 31, 2019		508,777	1,761,908	6,906,244	5,000,000	1,437,978	6,500,000	44,767,474
Balance, amount at Dec. 31, 2019	(210,159)	$ 10,430	$ 2,342,853	$ 6,833,877	$ 4,361,331	$ 723,431	$ 4,119,595	$ 6,241,592	(24,843,268)	$ 0	$ 0	$ 0	$ 0
Net loss	(1,421,173)								(1,421,173)				0
Class B Common Units issued (unaudited), amount	0
Class B Common Units issued (unaudited), shares			2,439
Balance, shares at Mar. 31, 2020		508,777	1,764,347	6,906,244	5,000,000	1,437,978	6,500,000	44,767,474
Balance, amount at Mar. 31, 2020	(1,631,332)	$ 10,430	$ 2,342,853	$ 6,833,877	$ 4,361,331	$ 723,431	$ 4,119,595	$ 6,241,592	(26,264,441)	0	0	0	0
Balance, shares at Dec. 31, 2019		508,777	1,761,908	6,906,244	5,000,000	1,437,978	6,500,000	44,767,474
Balance, amount at Dec. 31, 2019	(210,159)	$ 10,430	$ 2,342,853	$ 6,833,877	$ 4,361,331	$ 723,431	$ 4,119,595	$ 6,241,592	(24,843,268)	0	0	0	0
Net loss	(2,840,217)
Balance, shares at Sep. 30, 2020		508,777	1,764,347	6,906,244	5,018,750	1,419,228	6,500,000	46,553,188
Balance, amount at Sep. 30, 2020	(2,781,626)	$ 10,430	$ 2,342,853	$ 6,833,877	$ 4,380,081	$ 723,431	$ 4,119,595	$ 6,491,592	(27,683,485)
Balance, shares at Dec. 31, 2019		508,777	1,761,908	6,906,244	5,000,000	1,437,978	6,500,000	44,767,474
Balance, amount at Dec. 31, 2019	(210,159)	$ 10,430	$ 2,342,853	$ 6,833,877	$ 4,361,331	$ 723,431	$ 4,119,595	$ 6,241,592	(24,843,268)	0	0	0	0
Net loss	(3,236,530)								(3,236,530)
Exercise of Series 1a Preferred Warrant Units, shares					18,750	(18,750)
Exercise of Series 1a Preferred Warrant Units, amount	18,750				$ 18,750
Series 1c Preferred Units issued, shares								1,785,714
Series 1c Preferred Units issued, amount	250,000							$ 250,000
Class B Common Units issued, shares			5,569
Class B Common Units issued, amount	0
Balance, shares at Dec. 31, 2020		508,777	1,767,477	6,906,244	5,018,750	1,419,228	6,500,000	46,553,188
Balance, amount at Dec. 31, 2020	(3,177,939)	$ 10,430	$ 2,342,853	$ 6,833,877	$ 4,380,081	$ 723,431	$ 4,119,595	$ 6,491,592	(28,079,798)	0	0	0	0
Balance, shares at Mar. 31, 2020		508,777	1,764,347	6,906,244	5,000,000	1,437,978	6,500,000	44,767,474
Balance, amount at Mar. 31, 2020	(1,631,332)	$ 10,430	$ 2,342,853	$ 6,833,877	$ 4,361,331	$ 723,431	$ 4,119,595	$ 6,241,592	(26,264,441)	0	0	0	0
Net loss	(821,649)								(821,649)
Series 1c Preferred Units issued (unaudited), amount	250,000							$ 250,000
Series 1c Preferred Units issued (unaudited), shares								1,785,714
Balance, shares at Jun. 30, 2020		508,777	1,764,347	6,906,244	5,000,000	1,437,978	6,500,000	46,553,188
Balance, amount at Jun. 30, 2020	(2,202,981)	$ 10,430	$ 2,342,853	$ 6,833,877	$ 4,361,331	$ 723,431	$ 4,119,595	$ 6,491,592	(27,086,090)	0	0	0	0
Net loss	(597,395)								(597,395)
Exercise of Series 1a Preferred Warrant Units, amounts	18,750				$ 18,750	$ (18,750)
Exercise of Series 1a Preferred Warrant Units, shares					18,750
Balance, shares at Sep. 30, 2020		508,777	1,764,347	6,906,244	5,018,750	1,419,228	6,500,000	46,553,188
Balance, amount at Sep. 30, 2020	(2,781,626)	$ 10,430	$ 2,342,853	$ 6,833,877	$ 4,380,081	$ 723,431	$ 4,119,595	$ 6,491,592	(27,683,485)
Net loss	(396,313)								(396,313)
Balance, shares at Dec. 31, 2020		508,777	1,767,477	6,906,244	5,018,750	1,419,228	6,500,000	46,553,188
Balance, amount at Dec. 31, 2020	(3,177,939)	$ 10,430	$ 2,342,853	$ 6,833,877	$ 4,380,081	$ 723,431	$ 4,119,595	$ 6,491,592	(28,079,798)	0	0	0	0
Net loss	(2,304,908)								(2,304,908)
Stock-based compensation	1,160,049												1,160,049
Conversion of Warrant Units to Preferred Stock, amount						$ (723,431)						$ 142	723,289
Conversion of Warrant Units to Preferred Stock, shares						(1,419,228)						1,419,228
Conversion of Preferred Units to Preferred Stock, amount	0			$ (6,833,877)	$ (4,380,081)		$ (4,119,595)	$ 6,491,592		$ (5,034,801)	$ 7,104		26,852,842
Conversion of Preferred Units to Preferred Stock, shares				(6,906,244)	(5,018,750)		(6,500,000)	(46,553,188)		(6,065,989)	71,044,171
Conversion of Common Units to Common Stock, amount		$ (10,430)	$ (2,342,853)										2,353,092	$ 191
Conversion of Common Units to Common Stock, shares		(508,777)	(1,744,983)											1,911,009
Series 1d Preferred Units issued, amount	5,034,801									$ 5,034,801
Class B Common Units forfeited, amount			$ 0
Class B Common Units forfeited, shares			(22,494)
Series 1d Preferred Units issued, shares										6,065,989
Balance, shares at Mar. 31, 2021					0						71,044,171	1,419,228		1,911,009
Balance, amount at Mar. 31, 2021	712,003	$ 0			$ 0			$ 0	(30,384,706)		$ 7,104	$ 142	31,089,272	$ 191
Balance, shares at Dec. 31, 2020		508,777	1,767,477	6,906,244	5,018,750	1,419,228	6,500,000	46,553,188
Balance, amount at Dec. 31, 2020	(3,177,939)	$ 10,430	$ 2,342,853	$ 6,833,877	$ 4,380,081	$ 723,431	$ 4,119,595	$ 6,491,592	(28,079,798)	$ 0	$ 0	$ 0	0
Net loss	(5,349,621)
Balance, shares at Sep. 30, 2021		0												8,328,629
Balance, amount at Sep. 30, 2021	12,490,555	$ 0	0	0				0	(33,429,418)				45,919,140	$ 833
Balance, shares at Mar. 31, 2021					0						71,044,171	1,419,228		1,911,009
Balance, amount at Mar. 31, 2021	712,003	$ 0			$ 0			0	(30,384,706)		$ 7,104	$ 142	31,089,272	$ 191
Net loss	(1,331,792)								(1,331,792)
Stock-based compensation	113,987												113,987
Balance, shares at Jun. 30, 2021		0									71,044,171	1,419,228		1,911,009
Balance, amount at Jun. 30, 2021	(505,802)	$ 0						0	(31,716,498)		$ 7,104	$ 142	31,203,259	$ 191
Net loss	(1,712,920)								(1,712,920)
Stock-based compensation	142,655												142,655
Issuance of Common Stock and warrants, net issuance costs, amount	15,386,189												15,385,932	$ 257
Issuance of Common Stock and warrants, net issuance costs, shares														2,571,428
Conversion of Convertible Debt to Common Stock, amount	180,434												180,430	$ 3
Conversion of Convertible Debt to Common Stock, shares														32,219
Conversion of Preferred Stock Warrants to Common Stock Warrants, amount	0											$ (142)	142
Conversion of Preferred Stock Warrants to Common Stock Warrants, shares												(1,419,228)
Conversion of Preferred Stock to Common Stock, amount	0										$ (6,582)		6,200	$ 381
Conversion of Preferred Stock to Common Stock, shares											(65,823,015)			3,813,973
Redemption of Series 1c preferred shares, amount	(1,000,000)										$ (522)		(999,478)
Redemption of Series 1c preferred shares, shares											(5,221,156)
Balance, shares at Sep. 30, 2021		0												8,328,629
Balance, amount at Sep. 30, 2021	$ 12,490,555	$ 0	$ 0	$ 0				$ 0	$ (33,429,418)				$ 45,919,140	$ 833